Investment Tax Credits	12 Months Ended
Dec. 31, 2023
Investment Tax Credits [Abstract]
Investment Tax Credits	Investment Tax Credits
Investment tax credits, arising from qualifying scientific research and experimental development efforts pursuant to existing tax legislation, are recorded as a reduction of administrative and marketing expenses when there is reasonable assurance of their ultimate realization. In 2023, investment tax credits of $14.5 (2022 – $9.9) were recorded.